Employee Benefit Plans (Narrative) (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Employee Benefit Plans Contributions By Employer	¥ 42,482	¥ 23,904